Earnings/(loss) per share - Computation of basic earnings per share (Details) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Class A ordinary shares
Numerator:
Allocation of net income/(loss) attributable to Qudian Inc. for basic computation	¥ 27,698,446	$ 3,901,245	¥ (268,552,622)	¥ 441,499,980
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	153,790	153,790	182,530	189,950
Earnings/(loss) per share - basic | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.32
Class B ordinary shares
Numerator:
Allocation of net income/(loss) attributable to Qudian Inc. for basic computation	¥ 11,435,093	$ 1,610,599	¥ (93,411,501)	¥ 147,574,098
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	63,490	63,490	63,490	63,490
Earnings/(loss) per share - basic | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.32